Employee Benefit - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Pension-Defined benefit plans, current	$ 855	$ 877
Long service leave, current	427	456
Employee benefit liabilities, current	1,282	1,333
Pension-Defined benefit plans, non-current	8,161	7,416
Long service leave, non-current	112	130
Employee benefit liabilities, non-current	8,273	7,546
Pension-Defined benefit plans	9,016	8,293
Long service leave	539	586
Employee benefit liabilities	$ 9,555	$ 8,879